Revenue and Accounts Receivable (FY) (Details) - USD ($)		3 Months Ended									6 Months Ended		12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Percentage of initial payment by factor of U.S. Federal government receivables											90.00%		90.00%
Percentage of initial payment by factor of commercial prime contractors											85.00%		85.00%
Maximum limit of sold receivables											$ 10,000,000		$ 10,000,000
Sold receivables during the period		$ 0			$ 4,400,000						0	$ 9,400,000	12,600,000	$ 18,100,000
Loss recognized in selling, general and administrative expenses					15,000							32,000	100,000
Balance of sold receivables																$ 0	$ 0	$ 900,000
Deferred price related to sold receivables																		100,000
Components of Accounts Receivable [Abstract]
Billed accounts receivable																	11,917,000	18,848,000
Unbilled receivables																	16,745,000	16,000,000
Allowance for doubtful accounts		(738,000)	$ (720,000)			$ (306,000)	$ (306,000)			$ (411,000)	(738,000)	(306,000)	(720,000)	(411,000)	$ (411,000)	$ (738,000)	(720,000)	(306,000)
Total accounts receivable																	$ 27,942,000	$ 34,542,000
Activities in Allowance for Doubtful Accounts [Roll Forward]
Balance Beginning of Year						306,000				411,000	720,000	306,000	306,000	411,000	429,000
Bad Debt Expenses	[1]												414,000	(105,000)	(18,000)
Deductions	[2]												0	0	0
Balance End of Year		738,000	720,000				306,000				738,000		720,000	306,000	411,000
Revenue by Customer Sector [Abstract]
Revenue		48,610,000	$ 46,473,000	$ 45,531,000	36,048,000	$ 31,166,000	$ 35,977,000	$ 34,695,000	$ 34,943,000	$ 32,401,000	87,589,000	67,214,000	$ 159,218,000	$ 138,016,000	$ 107,727,000
Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage													100.00%	100.00%	100.00%
Revenue by Customer Sector [Abstract]
Revenue													$ 159,218,000	$ 138,016,000	$ 107,727,000
Federal [Member]
Revenue by Customer Sector [Abstract]
Revenue		46,877,000			33,774,000						82,968,000	62,757,000	$ 149,257,000	$ 129,279,000	$ 101,519,000
Federal [Member] | Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage													93.70%	93.70%	94.20%
Revenue by Customer Sector [Abstract]
Revenue													$ 149,257,000	$ 129,279,000	$ 101,519,000
Federal [Member] | Accounts Receivable [Member]
Accounts Receivable [Line Items]
Concentration risk percentage													92.70%
State & Local, and Commercial [Member]
Revenue by Customer Sector [Abstract]
Revenue		$ 1,733,000			$ 2,274,000						$ 4,621,000	$ 4,457,000	$ 9,961,000	$ 8,737,000	$ 6,208,000
State & Local, and Commercial [Member] | Revenue from Contracts and Subcontracts [Member]
Accounts Receivable [Line Items]
Concentration risk percentage													6.30%	6.30%	5.80%
Revenue by Customer Sector [Abstract]
Revenue													$ 9,961,000	$ 8,737,000	$ 6,208,000

[1]	Accounts receivable reserves and reversal of allowance for subsequent collections, net
[2]	Accounts receivable written-off and subsequent recoveries, net